REVENUE FROM CONTRACTS WITH CUSTOMERS	12 Months Ended
Dec. 31, 2018
REVENUE FROM CONTRACTS WITH CUSTOMERS
REVENUE FROM CONTRACTS WITH CUSTOMERS

7.     REVENUE FROM CONTRACTS WITH CUSTOMERS

Revenue is recognized to the extent that the Group has delivered goods or rendered services under an agreement, the amount of revenue can be reliably measured and it is probable that the economic benefits associated with the transaction will flow to the Group. Revenue is measured at the fair value of the consideration receivable, exclusive of value added taxes and discounts.

The Group obtains revenue from providing mobile and fixed telecommunication services (access charges, voice and video calls, messaging, interconnect fees, fixed and mobile broadband, tv and musical content and connection fees), financial services, integration services as well as selling equipment, accessories and software. Products and services may be sold separately or in bundle packages. The most significant part of our revenue relates to prepaid contracts.

Revenue for access charges, voice and video calls, messaging, interconnect fees and fixed and mobile broadband is recognized as services are rendered. This is based upon either usage (minutes of traffic processed, volume of data transmitted) or passage of time (monthly subscription fees). Revenue from the sale of prepaid credit is deferred until such time as the customer consumes the services or the credit expires.

Revenue from the provision of TV and music content is recognized as the Group renders the service and is recorded either at the gross amount billed to the customers or in the amount of commission fee receivable by the Group.

Revenue from sales of goods (mainly mobile handsets and other mobile devices) is recognized when the significant risks and rewards of ownership have been transferred to the customer

For bundled packages, the Group accounts for individual products and services separately if they are distinct, which means that a product or service, as well as the customer benefit, is separately identifiable from other items in the bundled package and a customer can benefit from it. The arrangement consideration is allocated to each separate product and service, based on its relative fair value. The determined fair value of individual elements is generally based on prices at which the deliverable is regularly sold on a stand-alone basis after considering any appropriate volume discounts.

The Group provides retrospective volume discounts under roaming agreements with international and local mobile operators. To estimate the variable consideration in relation to these discounts, the Group uses original data traffic adjusted adjusted on a monthly basis to reflect newly-available information. The resulting liability for the expected future discounts is recognized as a reduction of revenue within trade and other payables in the accompanying consolidated statement of financial position.

For contracts that permit customers to return acquired mobile devices, the amount of recognized revenue is adjusted for expected product return or refunds, which are estimated based on the basis of historical data. The respective refund liability is recorded as provision in the accompanying consolidated statement of financial position.

Revenue from the provision of financial services mainly relates to interest bearing assets of MTS Bank. Such revenue is recognized on an accrual basis using the effective interest method.

Revenue from integration services mainly relates to project type contracts and is determined by reference to the stage of completion of each respective projects. The stage of completion is calculated using the input method – based on the proportion of costs incurred for work performed to date to the estimated total contract costs. Revenue is recognized cumulatively as total revenue under the project multiplied by percentage of completion as at reporting date. When it is probable that total contract costs will exceed the total contract revenue, the expected loss is recognized as an expense immediately.

Disaggregation of revenue for the years ended December 31, 2018, 2017 and 2016 is dislosed in the tables below.

Disaggregation of revenue:

				HQ and
Year ended December 31, 2018:	Russia*	Ukraine	Other	elimination	Consolidated
Revenue
Mobile services	312,649	28,828	6,687	(3,274)	344,889
Fixed line services	60,401	255	199	(59)	60,796
Finance services	11,851	—	0	—	11,851
Integration services	7,392	—	0	(655)	6,737
Sales of goods	69,174	634	643	(1,048)	69,403
Other services	1,269	—	—	—	1,269
Eliminations	(14,652)	—		—	(14,652)

Total revenue	448,083	29,717	7,529	(5,037)	480,293

* Comprised of the following segments: Russia convergent, Moscow fixed line, MTS Bank and Other (excluding MTS Armenia)

				HQ and
Year ended December 31, 2017:	Russia*	Ukraine	Other	elimination	Consolidated
Revenue
Mobile services	303,991	25,815	9,588	(3,819)	335,575
Fixed line services	60,782	226	160	(68)	61,101
Finance services	—	—	—	—	—
Integration services	5,571	—	—	(916)	4,655
Sales of goods	52,536	62	381	(829)	52,149
Other services	—	—	—	—	—
Eliminations	(10,568)	—	—	—	(10,568)

Total revenue	412,312	26,103	10,129	(5,632)	442 911

				HQ and
Year ended December 31, 2016:	Russia*	Ukraine	Other	elimination	Consolidated
Revenue
Mobile services	294,988	28,851	12,695	(5,288)	331,246
Fixed line services	61,166	277	98	(56)	61,485
Finance services	—	—	—	—	—
Integration services	5,603	—	—	(996)	4,607
Sales of goods	49,648	59	319	(821)	49,205
Other services	—	—	—	—	—
Eliminations	(10,851)	—	—	—	(10,851)

Total revenue	400,554	29,187	13,111	(7,160)	435,692

Contract balances

Contract balances include trade receivables related to the recognized revenue, contract assets and contract liabilities.

Trade receivables represent an unconditional right to receive consideration (primarily in cash).

Contract assets represent accrued revenues that have not yet been billed to customers due to certain contractual terms other than the passage of time. This is the case in a bundled offering which combines the sale of a mobile device and the provision of mobile services for a fixed-period, where the mobile device is invoiced at a reduced price leading to the reallocation of a portion of amounts invoiced for mobile communication services to the supply of the mobile phone. The excess of the amount allocated to the mobile phone over the price invoiced is recognized as a contract asset and is thus transferred to trade receivables as the service is invoiced. The other part of contract assets relates to the Group’s rights to consideration for work completed but not yet billed for integration services projects.

Contract liabilities represent amounts paid by customers to the Group before receiving the goods and/or services promised in the contract. This is the case for advances received from customers or amounts invoiced or amounts invoiced and paid for goods or services that are yet to be transferred.

The following table provides information about receivables, contract assets and contract liabilities from contracts with customers:

	As of
	December 31,	January 1,
	2018	2018
Receivables	28,097	14,271
Contract assets	105	—
Total assets	28,202	14,271
Less current portion	(28,192)	(14,271)
Total non-current assets	10	—
Contract liabilities	(22,155)	(18,461)
Thereof:
Mobile and fixed telecommunication services	(20,094)	(17,156)
Other services	(1,741)	(1,084)
Loyalty programme	(320)	(221)
Total liabilities	(22,155)	(18,461)
Less current portion	21,597	17,696
Total non-current liabilities	(558)	(765)

Changes in the contract assets and the contract liabilities balances during the period are as follows:

	Contract	Contract
	assets	liabilities

Balance as of January 1, 2018		(18,461)

Revenue recognised that was included in the contract liability balance at the beginning of the period	—	10,999
Increase due to cash received, excluding amount recognised as revenue during the period	—	(14,390)
Transfers from contract assets to receivables Effect of changes in estimates	105	—
Business combinations	—	(303)
Balance as of December 31, 2018	105	(22,155)

The Group expects to recognize revenue related to performance obligations that were unsatisfied (or partially unsatisfied) as of December 31, 2018 as follows:

	2019	2020-2024	2025-2029	After 2029	Total
Mobile telecommunication services	(19,536)	(541)	(17)	—	(20,094)
Other services	(1,741)				(1,741)
Loyalty programme	(320)	—	—	—	(320)

Cost to obtain and fulfill a contract

The Group capitalizes certain incremental costs incurred in acquiring or fullfilling a contract with a customer if the management expects these costs to be recoverable.

Costs of acquiring a contract include commissions paid to a third-party distrubutors as well as the associated remuneration of the Group’s commercial employees for obtaining a contract with a customer. These costs are amortized on a straight-line basis over the average subscriber life.

Costs to fulfill a contract mainly relate to costs of equipment transferred to the subscribers required for the provision of services. These costs are amortized on a straight-line basis for the shorter of equipment useful life or average subscriber life.

The Group uses a practical expedient from IFRS 15 which allows to expense contract costs as incurred when the expected contract duration is one year or less.

As of December 31, 2018 and January 1, 2018 the balances of cost to obtain and fulfill contracts capitalized by the Group amounted to:

	December 31,	January 1,
	2018	2018
Cost to obtain contracts	7,017	6,829
Cost to fulfull contracts	1,614	966

As of December 31, 2018 and January 1,2018, the accumulated amortization expense related to cost to obtain and fulfill contracts amounted to 16,908 RUB million and 12,420 RUB million, respectively. Amortization expense related to cost to obtain and fulfill contracts recognized for the year ended December 31, 2018 amounted to 4,371 RUB million. There was no impairment loss relating to the costs capitalized.